STOCK OPTIONS	12 Months Ended
Sep. 30, 2015
Stock Options
STOCK OPTIONS:

NOTE 7 – STOCK OPTIONS:

The 2010 share option plan was established on March 3, 2010.

On February 24, 2015, the Company’s Board of Directors approved and adopted the Global Share and Options Incentive Enhancement Plan (2014) (the “2014 Plan”), pursuant to which the Company may award shares of its common stock, options to purchase shares of its common stock and other equity-based awards to eligible participants. The 2014 Plan replaced the Company’s Global Share Incentive Plan (2010) (the “2010 Plan”). Subject to the terms and conditions of the 2014 Plan, the Board of Directors has full authority in its discretion, from time to time and at any time, to determine (i) eligible participants in the 2014 Plan, (ii) the number of options or shares to be covered by an award, (iii) the time or times at which an award shall be granted, (iv) the vesting schedule and other terms and conditions of an award, (v) the form(s) of written agreements applicable to an award, and (vi) any other matter which is necessary or desirable for, or incidental to, the administration of the 2014 Plan and the granting of awards thereunder.

The 2014 Plan permits the grant of up to 13,100,000 shares of common stock and up to 3,175,000 options to purchase shares of common stock to certain of its managers, directors and key employees. The shares will vest on a quarterly basis over a two-year period, and the options will vest on a quarterly basis over a two-year period with an exercise price of $0.14 per share.

Prior to approving the 2014 Plan, on February 24, 2015, the Board of Directors approved a grant of up to 2,575,000 shares of common stock to certain of its managers, directors and key employees under the 2010 Plan, of which 1,875,000 shares were issued as of September 30, 2015.

The following table presents the Company’s stock option activity for employees and directors of the Company for the years ended September 30, 2013 through 2015:

	Number of Options	Weighted Average Exercise Price
Outstanding at September 30, 2012	778,761	0.5763
Granted	—	—
Exercised	—	—
Forfeited or expired	—	—
Outstanding at September 30, 2013	778,761	0.5763
Granted	350,000	0.1770
Exercised	—	—
Forfeited or expired	—	—
Outstanding at September 30,2014	1,128,761	0.4530
Granted	3,175,000	0.1400
Exercised	—	—
Forfeited or expired	—	—
Outstanding at September 30,2015	4,303,761	0.2220
Number of options exercisable at September 30, 2015	1,847,511	0.3362
Number of options exercisable at September 30, 2014	684,071	0.5363

The fair value of the stock options granted in 2013 was estimated using the Black-Scholes option valuation model that used the following assumptions:

%
Dividend yield	0
Risk-free interest rate	0.32%
Expected term (years)	5
Volatility	390%

The fair value of the options granted above using the Black-Scholes model is $0.565 per option.

The fair value of the stock options granted in 2014 was estimated using the Black-Scholes option valuation model that used the following assumptions:

%
Dividend yield	0
Risk-free interest rate	0.88%
Expected term (years)	3
Volatility	123%-157%

The fair value of the options granted above using the Black-Scholes model is between $0.190 to $0.214 per option.

The fair value of the stock options granted in 2015 was estimated using the Black-Scholes option valuation model that used the following assumptions:

%
Dividend yield	0
Risk-free interest rate	1.47%
Expected term (years)	5
Volatility	147%

The fair value of the options granted above using the Black-Scholes model is $0.111 per option.

Costs incurred in respect of stock based compensation for employees and directors, for the year ended September 30, 2015, 2014 and 2013 were $231, $1,711 and $203 thousands respectively.

The following table summarizes information about options and warrants to employees, officers and directors outstanding at September 30, 2015 under the plans:

	Options and Warrants Outstanding		Vested and Exercisable
Exercise Price	Number of Option	Weighted Average Remaining Contractual Life (Years)	Number of Option	weighted Average Exercise Price
0.01	200,000	1.65	125,000	0.01
0.14	3,175,000	4.41	793,750	0.14
0.3	50,000	1.72	50,000	0.30
0.4	50,000	1.72	50,000	0.40
0.5	50,000	1.72	50,000	0.50
0.5763	778,761	2.58	778,761	0.5763
	4,303,761	3.78	1,847,511	0.3362

As of September 30, 2015 the aggregated intrinsic value for the options vested and exercisable was $2.5 thousands with a weighted average remaining contractual life of 1.65 years.

The unrecognized compensation expense calculated under the fair value method for the stock options expected to vest as of September 30, 2015 is $249,962 and is expected to be recognized over a weighted average period of 1.5 years.

The weighted average grant date fair value of the options granted in 2015, 2014 and 2013 was $0.111, $0.192, $0.565 respectively.